Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Sep. 30, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2022	$ 538
2023	1,747
2024	1,214
2025	427
Total	$ 3,926